Derivative and Hedging Instruments - Gains and (Losses) on Derivatives and Related Hedged Items in Fair Value Hedges in Total Investment (Details) - Qualifying hedge accounting relationships - Fair value hedges - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	$ 3,646	$ (53)
Change in value of the hedging instrument for ineffectiveness measurement	(3,346)	185
Ineffectiveness recognized in Total investment result	300	132
Carrying amount for hedged items, liabilities	50,914	29,133
Accumulated fair value adjustments on hedged items, liabilities	3,523	(2,658)
Accumulated fair value adjustments on de-designated hedged items, liabilities	237	2,642
Assets
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(462)	742
Change in value of the hedging instrument for ineffectiveness measurement	333	(778)
Ineffectiveness recognized in Total investment result	(129)	(36)
Carrying amount for hedged items, assets	132,229	9,191
Accumulated fair value adjustments on hedged items, assets	(368)	576
Accumulated fair value adjustments on de-designated hedged items, assets	(405)	(164)
Interest rate risk | Assets | Debt securities at FVOCI
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(833)	0
Change in value of the hedging instrument for ineffectiveness measurement	812	0
Ineffectiveness recognized in Total investment result	(21)	0
Carrying amount for hedged items, assets	117,538	0
Accumulated fair value adjustments on hedged items, assets	(1)	0
Accumulated fair value adjustments on de-designated hedged items, assets	(601)	241
Interest rate risk | Liabilities | Insurance contract liabilities
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	3,591	(53)
Change in value of the hedging instrument for ineffectiveness measurement	(3,329)	185
Ineffectiveness recognized in Total investment result	262	132
Carrying amount for hedged items, liabilities	47,747	29,133
Accumulated fair value adjustments on hedged items, liabilities	3,386	(2,658)
Accumulated fair value adjustments on de-designated hedged items, liabilities	237	2,642
Foreign currency risk | Assets | Debt securities at FVOCI
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(80)
Change in value of the hedging instrument for ineffectiveness measurement	80
Ineffectiveness recognized in Total investment result	0
Carrying amount for hedged items, assets	3,561
Accumulated fair value adjustments on hedged items, assets	0
Accumulated fair value adjustments on de-designated hedged items, assets	0
Foreign exchange and interest rate risk | Assets | Debt securities at FVOCI
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	451	742
Change in value of the hedging instrument for ineffectiveness measurement	(559)	(778)
Ineffectiveness recognized in Total investment result	(108)	(36)
Carrying amount for hedged items, assets	11,130	9,191
Accumulated fair value adjustments on hedged items, assets	(367)	576
Accumulated fair value adjustments on de-designated hedged items, assets	196	$ (405)
Foreign exchange and interest rate risk | Liabilities | Insurance contract liabilities
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	55
Change in value of the hedging instrument for ineffectiveness measurement	(17)
Ineffectiveness recognized in Total investment result	38
Carrying amount for hedged items, liabilities	3,167
Accumulated fair value adjustments on hedged items, liabilities	137
Accumulated fair value adjustments on de-designated hedged items, liabilities	$ 0